CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents		$ 187,921	$ 186,478
Restricted cash		38,597	36,063
Fees and other receivables	[1]	141,404	113,707
Fair Value		764,119	716,793
Equity method and other investments		21,933	26,383
Right-of-use assets		36,876	55,729
Property and equipment, net		37,974	41,557
Goodwill		23,062	10,945
Intangible assets, net		12,821	2,550
Prepaid expenses and other assets	[1]	26,365	18,171
Total Assets		1,291,072	1,208,376
Liabilities and Shareholders’ Equity
Accounts payable		6,992	1,286
Accrued expenses and other liabilities		45,362	28,562
Income taxes payable		9,858	461
Warrant liability		893	3,242
Revolving credit facility		0	90,000
Long-term debt		321,317	0
Exchangeable notes		146,342	0
Secured borrowing		176,089	271,713
Total operating lease liabilities		37,064	50,871
Long-term tax and deferred tax liabilities, net		31,359	22,242
Total Liabilities		775,276	468,377
Redeemable convertible preferred shares, no par value, 6,666,666 shares authorized, 5,000,000 shares issued and outstanding as of December 31, 2024 and 2023; aggregate liquidation preference of $150,000 as of December 31, 2024 and 2023	[2]	74,250	74,250
Shareholders’ equity:
Additional paid-in capital		1,282,022	1,101,914
Accumulated other comprehensive (loss) income		(11,488)	444
Accumulated deficit		(944,043)	(542,637)
Total Pagaya Technologies Ltd. shareholders’ equity		326,491	559,721
Noncontrolling interests		115,055	106,028
Total shareholders’ equity		441,546	665,749
Total Liabilities, Redeemable Convertible Preferred Shares, and Shareholders’ Equity		1,291,072	1,208,376
Common Class A
Shareholders’ equity:
Common stock	[2]	0	0
Common Class B
Shareholders’ equity:
Common stock	[2]	$ 0	$ 0

[1]	See Note 13 for additional information regarding the transactions with related parties.
[2]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.